SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 26, 2020 USD ($) item contract	Dec. 26, 2020 USD ($) item contract shares	Dec. 28, 2019 USD ($) shares	Dec. 29, 2018 shares
Summary of significant accounting policies
Number of markets | item	3	3
Options to purchase shares excluded from computation of EPS (in shares) | shares		0	0	0
Requisite ownership to consolidate (in hundredths) (or more)	50.00%	50.00%
Length of fiscal year		364 days	364 days	364 days
Restricted investments	$ 17,600	$ 17,600
Accounts receivable retainage	8,700	$ 8,700	$ 7,400
Accounts receivable retainage, collection period		18 months
Concentration of accounts receivable related to largest customer	77,500	$ 77,500	42,800
Inventory on consignment	$ 20,800	$ 20,800	20,200
Number of insurance contracts with third party by Ardellis | contract	45	45
Reserve associated with contracts to third party by Ardellis	$ 4,500	$ 4,500	5,700
Goodwill
Goodwill impairment		11,485
New accounting pronouncement
Retained earnings	1,182,680	1,182,680	995,022
Right-of-use assets	77,245	77,245	$ 80,167
Operating lease liability	78,058	$ 78,058
Construction | Commercial
Goodwill
Goodwill impairment	$ 11,500
Minimum
Summary of significant accounting policies
Length of fiscal year		364 days
Maximum
Summary of significant accounting policies
Length of fiscal year		371 days